Deferred revenues and contract liabilities	12 Months Ended
Dec. 31, 2022
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Deferred revenues and contract liabilities
Note 15. Deferred revenues and contract liabilities
Details of deferred revenues and contract liabilities

	As of December 31, 2021	As of December 31, 2022

	$ in thousands
Deferred revenues and contract lia bilit ies	301	59

Total Deferred revenue and contract liabilities	301	59